Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital [Member]	Share premium [Member]	Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 143	$ 178,882	$ (5)	$ (168,106)	$ 10,914
Net loss	0	0	0	(6,716)	(6,716)
Other comprehensive income (loss)	0	0	(13)	0	(13)
Total comprehensive loss	0	0	(13)	(6,716)	(6,729)
Exercise of options	1	0	0	0	1
Issuance of ordinary shares, net of issuance expenses	40	25,429	0	0	25,469
Share-based compensation	0	1,940	0	0	1,940
Balance at Dec. 31, 2023	184	206,251	(18)	(174,822)	31,595
Net loss	0	0	0	(30,224)	(30,224)
Other comprehensive income (loss)	0	0	7	0	7
Total comprehensive loss	0	0	7	(30,224)	(30,217)
Exercise of options	3	2,132	0	0	2,135
Issuance of ordinary shares, net of issuance expenses	28	24,474	0	0	24,502
Share-based compensation	0	3,138	0	0	3,138
Balance at Dec. 31, 2024	215	235,995	(11)	(205,046)	31,153
Net loss	0	0	0	(23,879)	(23,879)
Other comprehensive income (loss)	0	0	(21)	0	(21)
Total comprehensive loss	0	0	(21)	(23,879)	(23,900)
Exercise of options	6	5,899	0	0	5,905
Issuance of ordinary shares, net of issuance expenses	37	27,329	0	0	27,366
Share-based compensation	0	3,108	0	0	3,108
Balance at Dec. 31, 2025	$ 258	$ 272,331	$ (32)	$ (228,925)	$ 43,632